Assets pledged, collateral received and assets transferred - Assets pledged and collateral received (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 215,028	$ 225,234
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	91,862	83,698
Assets accepted as collateral that can be sold or repledged in the absence of default	482,818	387,678
Assets accepted as collateral and sold or repledged	350,848	243,531
Trading assets
Disclosure of financial assets [line items]
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	76,121	70,117
Financial investments
Disclosure of financial assets [line items]
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	15,741
Financial investments
Disclosure of financial assets [line items]
Financial assets pledged as collateral which the counterparty has the right to sell or repledge		13,581
Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets pledged as collateral	11,470	10,183
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets pledged as collateral	151	14,518
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets pledged as collateral	51,659	68,336
Debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	95,210	96,245
Equity securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	22,510	33,209
Other
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 34,028	$ 2,743